Victory Tax Exempt Short-Term Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%		2.34%
Bloomberg Municipal Short (1-5 Years) Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.10%	1.36%		1.67%
Lipper Short Municipal Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.71%	1.72%		1.57%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.47%	1.77%		1.72%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.47%	1.77%		1.72%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	1.89%		1.77%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.40%	1.80%	1.99%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.92%	1.12%		1.27%

[1]	Inception date of Institutional Shares is June 29, 2020.